3. Debt (Details Narrative) (Notes Payable) - USD ($)	1 Months Ended
	May 23, 2016	Oct. 31, 2015	Aug. 26, 2016	May 24, 2016	Apr. 28, 2016	Mar. 31, 2016
Notes payable		$ 350,000
Discount on notes receivable		50,000
Principal amount		$ 400,000				$ 400,000
Default interest rate		18.00%				18.00%
Maturity date		Mar. 31, 2016
Agreement amount					$ 377,142
Net agreement amount					480,000
Forbearance fee payable to each holder of note payable					5,000
Percentage of conversion right	75.00%
Number of business days for conversion right	12 days
Outstanding principal amount including interest, forbearance fees, liquidated damages and expenses	$ 458,571				382,142
Original amount	$ 314,285
Debt exchanged with a third party, amount				$ 104,801
Outstanding principal amount			$ 60,751
Transaction One [Member]
Agreement amount					377,142
Transaction Two [Member]
Agreement amount					$ 102,857